DERIVATIVES, Derivative Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Instrument	Dec. 31, 2014 USD ($)
Derivatives [Abstract]
Adjusted fair value of derivative asset	$ 241	$ 2,067	[1]
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Adjusted fair value of derivative asset	200	$ 2,100
Loss recognized into earnings	(1,100)
Designated Derivatives [Member]
Derivatives [Abstract]
Gain recognized in accumulated comprehensive loss	$ (16,243)
Designated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Quantity | Instrument	3
Swap contract notional amount	$ 57,447
Fair value of derivative asset	192
Credit risk adjustment	3
Accrued interest	(18)
Adjusted fair value of derivative asset	195
Gain recognized in accumulated comprehensive loss	186
Loss recognized into earnings	(9)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Gain recognized in accumulated comprehensive loss	$ (16,243)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Quantity | Instrument	3
Maturity dates	Nov. 14, 2018
Swap contract notional amount	$ 57,447
Fair value of derivative asset	210
Credit risk adjustment	3
Adjusted fair value of derivative asset	213
Gain recognized in accumulated comprehensive loss	186
Loss recognized into earnings	$ (9)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member] | Minimum [Member]
Derivatives [Abstract]
Hedge interest rates	0.90%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member] | Maximum [Member]
Derivatives [Abstract]
Hedge interest rates	1.03%
Dedesignated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Swap contract notional amount	$ 20,219
Fair value of derivative asset	44
Credit risk adjustment	2
Accrued interest	(7)
Adjusted fair value of derivative asset	46
Loss recognized into earnings	$ (53)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Maturity dates	Nov. 14, 2018
Hedge interest rates	1.10%
Swap contract notional amount	$ 20,219
Fair value of derivative asset	51
Credit risk adjustment	2
Adjusted fair value of derivative asset	53
Loss recognized into earnings	$ (53)

[1]	As restated